Segment information and revenue from contracts with customers	12 Months Ended
Dec. 31, 2021
Segment information and revenue from contracts with customers
Segment Information

7 Segment information and revenue from contracts with customers

7.1 Segment information

For management purposes, the Group is organized into business units based on its products and services. In line with the management approach, the operating segments were identified on the basis of the Group’s internal reporting and how the chief operating decision maker (“CODM”) assesses the performance of the business. On this basis, the Group has the following three operating segments, which also represent the Group’s reportable segments:

●	Pharmaceutical segment: This segment provides a variety of solutions to our pharmaceutical partners, including target discovery, early patient recruitment and identification, epidemiological insights, biomarker discovery and patient monitoring, in order to accelerate their development of treatments for rare diseases; and
●	Diagnostics segment: This segment provides genetic sequencing and diagnostics services to our clients, who are typically physicians, laboratories or hospitals, either directly or through distributors; and
●	COVID-19 segment: This segment provides COVID-19 testing services to our clients. Our original COVID-19 test is a molecular diagnostic test performed for the in vitro qualitative detection of RNA from the SAR-CoV-2 in oropharyngeal samples from presymptomatic probands according to the recommended testing by public health authority guidelines. In addition, we also offer COVID-19 antigen testing.

The management board is the Chief Operating Decision Maker and monitors the operating results of the segments separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on segment results and is measured with reference to the Adjusted EBITDA. Adjusted EBITDA is a financial measure which is not prescribed by IFRS, which the Group defines as income/loss before finance costs (net), taxes, and depreciation and amortization (including impairments), adjusted to exclude corporate expenses as well as share-based payment expenses.

Corporate expenses, interest and similar income and expenses, as well as share-based payment expenses are not allocated to individual segments as the underlying instruments are managed on a group basis. Assets and liabilities are managed on a Group basis and are not allocated to the different segments for internal reporting purposes. Therefore, our CODM does not regularly review this information by segment and accordingly we do not report this information by segment.

	2021
in EUR k	Pharmaceutical	Diagnostics	COVID-19	Corporate	Total
Total Revenues from contracts with external customers	15,641	27,900	146,382	—	189,923

Adjusted EBITDA	4,843	4,024	20,678	(46,247)	(16,702)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	690	261	2,480	936	4,367
Additions to intangible assets	2,401	—	386	—	2,787

Other segment information
Depreciation and amortization (including impairments)	2,076	2,539	10,828	5,849	21,291
Research and development expenses	—	—	—	19,297	19,297

	2020
in EUR k	Pharmaceutical	Diagnostics	COVID-19 (1)	Corporate	Total
Total Revenues from contracts with external customers	16,951	22,108	89,322	—	128,381

Adjusted EBITDA	6,194	(2,408)	37,215	(39,918)	1,083

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	333	602	9,113	2,682	12,730
Additions to intangible assets	3,183	—	1,672	1,802	6,657

Other segment information
Depreciation and amortization (including impairments)	6,769	2,289	1,400	4,670	15,128
Research and development expenses	—	—	—	14,935	14,935

	2019
in EUR k	Pharmaceutical	Diagnostics	Corporate	Total
Total Revenues from contracts with external customers	21,522	27,258	—	48,780

Adjusted EBITDA	14,956	2,306	(22,949)	(5,687)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	1,362	1,998	17,908	21,268
Additions to intangible assets	3,603	—	3,677	7,280

Other segment information
Depreciation and amortization	1,308	2,032	3,239	6,579
Research and development expenses	—	—	9,590	9,590
(1)	As discussed in note 2, in March 2020 the Group commenced testing for COVID-19 in response to the COVID-19 pandemic and in the third quarter started managing and reporting the COVID-19 business as a separate segment. As such, the Group did not have any activities related to the COVID-19 business prior to 2020 and retrospective presentation in prior year segment reporting is not applicable.

Adjustments

Adjustments include non-cash charges in relation to depreciation, amortization (including impairments), and share-based payments as well as net financial costs, and income taxes. Certain costs, and related income, are not allocated to our reporting segment results and represent the residual operating activities of the Group reported as ‘Corporate’. These include corporate overheads, which are responsible for centralized functions such as communications, information technology, facilities, legal, finance and accounting, insurance (D&O), human resources, business development and strategic initiatives, certain professional and consulting services, procurement, research and development and other supporting activities.

Corporate expenses also includes expenses incurred in relation to capital raising activities. For the year ended December 31, 2021, no expenses were incurred (2020 July Offering: EUR 278k ; 2019 IPO: EUR 1,092k) (see note 8.2). The corporate expenses for the year ended December 31, 2019 also includes a real estate transfer tax of EUR 1,200k related to an intercompany sale of land and building (see note 13).

Reconciliation of segment Adjusted EBITDA to Group loss for the period

in EUR k	2021	2020	2019
Reportable segment Adjusted EBITDA	29,545	41,001	17,262
Corporate expenses	(46,247)	(39,918)	(22,949)
	(16,702)	1,083	(5,687)
Share‑based payment expenses (Note 20)	(8,035)	(5,658)	(6,418)
Depreciation and amortization (including impairments)	(21,291)	(15,128)	(6,579)
Operating loss	(46,028)	(19,703)	(18,684)
Financial costs, net	(848)	(1,394)	(2,013)
Income taxes	24	(281)	(158)
Loss for the year	(46,852)	(21,378)	(20,855)

Non-current asset locations

Non-current assets of the Group consist of right-of-use assets (under IFRS 16), property, plant and equipment, as well as intangible assets. All of such assets are located in Germany, which is the country of the business address of the Centogene GmbH, except for property, plant and equipment of EUR 147k (2020: EUR 516k; 2019: EUR 286k) and right-of-use assets of EUR 137k (2020: EUR 709k; 2019: EUR 1,042k), which are located in the United States.

7.2 Revenue from contracts with customers

in EUR k	2021
	Pharmaceutical	Diagnostics	COVID-19	Total
Rendering of services	14,879	27,900	146,380	189,159
Sales of goods	762	—	2	764
Total Revenues from contracts with external customers	15,641	27,900	146,382	189,923

Recognized over time	14,879	27,900	19,131	61,910
Recognized at a point in time	762	—	127,251	128,013
Total Revenues from contracts with external customers	15,641	27,900	146,382	189,923

Geographical information
Europe	490	5,425	144,669	150,584
—Germany*#	—	211	140,922	141,133
—Netherlands**	—	6	3,616	3,622
Middle East	117	16,315	—	16,432
North America	14,940	2,950	1,606	19,496
—United States#	14,940	2,763	1,606	19,309
Latin America	94	2,499	—	2,593
Asia Pacific	—	711	107	818
Total	15,641	27,900	146,382	189,923

	2020
	Pharmaceutical	Diagnostics	COVID-19	Total
Rendering of services	15,947	22,108	88,587	126,642
Sales of goods	1,004	—	735	1,739
Total Revenues from contracts with external customers	16,951	22,108	89,322	128,381

Recognized over time	15,947	22,108	24,684	62,739
Recognized at a point in time	1,004	—	64,638	65,642
Total Revenues from contracts with external customers	16,951	22,108	89,322	128,381

Geographical information
Europe	149	5,605	88,314	94,068
—Germany*#	—	186	80,879	81,065
—Netherlands**	—	3	6,572	6,575
Middle East	56	12,568	—	12,624
North America	16,711	1,576	978	19,265
—United States#	16,711	1,370	978	19,059
Latin America	35	1,851	2	1,888
Asia Pacific	—	508	28	536
Total	16,951	22,108	89,322	128,381

in EUR k	2019
	Pharmaceutical	Diagnostics	Total
Rendering of services	19,089	27,258	46,347
Sales of goods	2,433	—	2,433
Total Revenues from contracts with external customers	21,522	27,258	48,780

Recognized over time	17,159	27,258	44,417
Recognized at a point in time	4,363	—	4,363
Total Revenues from contracts with external customers	21,522	27,258	48,780

Geographical information
Europe	381	7,066	7,447
—Germany*	233	275	508
—Netherlands**	—	25	25
Middle East	122	13,977	14,099
—Saudi Arabia#	—	7,417	7,417
North America	20,896	2,380	23,276
—United States#	20,896	1,882	22,778
Latin America	123	2,864	2,987
Asia Pacific	—	971	971
Total	21,522	27,258	48,780

*  country of the incorporation of Centogene GmbH

** country of the incorporation of Centogene N.V.

#    countries contributing more than 10% of the Group's total consolidated revenues for the respective year ended December 31, 2021, 2020 or 2019

The Group collaborated with the majority of our pharmaceutical partners on a worldwide basis in 2021, 2020 and 2019. In addition, in cases where our pharmaceutical partners are developing a new rare disease treatment, it is generally anticipated that the final approved treatment will be made available globally. As a result, we allocate the revenues of our pharmaceutical segment by geographical region by reference to the location where each pharmaceutical partner mainly operates, which is based on the region from which most of their revenues are generated. The allocation of revenues in our diagnostics and COVID-19 segments are based on the location of each customer.

Pharmaceutical segment

During the year ended December 31, 2021, revenues from one pharmaceutical partner represented 5.1% of the Group’s total revenues (2020: 8.6%; 2019: 24.3%).

During the year ended December 31, 2021, we entered into collaboration agreements with certain pharmaceutical partners, of which upfront fees of EUR 455k were received in relation to setup fees which will be recognized as revenue over the period of the partnership collaboration. No such payments were received or revenues recognized for the year ended December 31, 2020. During the year ended December 31, 2019, Centogene entered into several collaborations with pharmaceutical partners, of which upfront fees totaling EUR 1,930k were received. Such upfront payments were recognized as revenues during the year as they represented the transaction price allocated to the one-off transfer of the Group’s intellectual property—provision of epidemiological insights of relevant rare diseases and relevant data.

COVID-19 segment

During the year ended December 31, 2021, revenues from two COVID-19 partners represented 6.4% and 9.4%, respectively, of the Group’s total revenues. (2020: 14.6% and 13.5%, respectively).

To support the expansion of test offerings, the Company acquired laboratory facilities and equipment, developed a Corona Test Portal and leased laboratory space at several locations in Germany. Additionally, COVID-19 testing capacity is provided through our custom-built CentoTruck, a mobile laboratory in a container designed to carry out COVID-19 analysis. Total capitalized investments in COVID-19 testing as of December 31, 2021 amounted to EUR 2.8 million (2020: EUR 10.8 million), of which EUR 2.4 million (2020: EUR 7.7 million) are included in property, plant and equipment and EUR 0.4 million (2020: EUR 1.7 million) is included in intangible assets and relates to the development of the Corona Test Portal.

Contract balances

in EUR k	Dec 31, 2021	Dec 31, 2020
Trade receivables (note 15)	21,065	25,656
Contract assets (note 15)	3,272	3,543
Contract liabilities (note 19.2)	4,842	4,479

The contract assets primarily relate to the Group’s rights to consideration for work completed but not billed at the reporting date on the tests for the diagnostics segment, with the satisfaction of the respective performance obligation measured by reference to stages in a standardized process. The contract assets also include work performed for pharmaceutical partners which are based on milestone fees. In 2021, EUR 483k (2020: EUR 356k) was recognised as provision for expected credit losses on contract assets (see note 21). The contract assets are transferred to receivables when the rights become unconditional. This usually occurs when the Group issues an invoice to the customer.

The contract liabilities include EUR 2,506k (2020: EUR 2,516k) which relate to the advance consideration, including various contracts with performance obligations, received from pharmaceutical partners for which revenue is recognized over time, and consideration from sales of CentoCards which have not yet been delivered. In addition, EUR 2,336k relates to COVID-19 performance obligations that have not been met as of December 31, 2021 (2020: EUR 1,963k).